Note Employee benefits (Actuarial assumption used to determine the components of net periodic benefit cost) (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.27%	3.90%	4.70%
Discount rate for interest cost	3.52%	3.90%	4.70%
Expected return on plan asset	6.88%	7.00%	7.25%
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate		3.90%	4.70%
Discount rate for interest cost		3.90%	4.70%
Expected return on plan asset	6.88%	7.00%	7.25%
Benefit Restoration Plans | Benefit Restoration Plan Puerto Rico
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.23%
Discount rate for interest cost	3.51%
Benefit Restoration Plans | Benefit Restoration Plan Non Puerto Rico
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.20%
Discount rate for interest cost	3.39%